Metropolitan West Funds

Metropolitan West Total Return bond Fund
Metropolitan West Low Duration Bond Fund
Metropolitan West Short-Term Investment Fund
Metropolitan West AlphaTrak 500 Fund

Supplement dated June 28, 1999 to Prospectus dated June 29, 1998 and Statement of Additional Information dated June 29, 1998.


The information below supplements and replaces any contrary information contained in the Prospectus and Statement of Additional Information.

Effective June 28, 1999 please send any additional investments you wish to make by mail to:

			First Data Investor Services Group, Inc.
			211 South Gulph Road
                        P.O. Box 61767
			King of Prussia, PA 19406

Effective June 28, 1999 additional investments made by bank wire should be sent using the following instructions:

			Boston Safe Deposit & Trust
                        ABA#:    011001234
                        Credit:  (Insert Name of Your Fund)
                        Acct#:   011835
                        FBO:     (Insert Shareholder name and new account
                                  number from confirmation received with
                                  letter to shareholders dated July 2, 1999)

Please note when making an initial purchase by wire, you must first telephone the transfer agent at (800) 241-4671, Option 2 to receive an account number.









INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE
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